Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

	December 31,	December 31,
	2015	2014

	(U.S. $ in thousands)
Machinery and equipment	$114,049	$95,558
Buildings and improvements	104,818	53,171
Computer equipment and software	48,249	40,556
Office equipment, furniture and fixtures	16,400	14,559
Land	19,674	11,102
	303,190	214,946
Accumulated depreciation	(111,348)	(84,228)
	191,842	130,718
Construction work-in-progress	10,092	26,318
	$201,934	$157,036